                                                        American Skandia Trust
                                   Supplement dated May 16, 2003 to the Prospectus dated May 1, 2003

(1) In the fifth full  paragraph on page 12 under  "Risk/Return  Summary - Capital  Growth  Portfolios  --  Principal  Risks," the "AST
Goldman Sachs Mid-Cap Growth Portfolio" should be replaced with the "AST Goldman Sachs Concentrated Growth Portfolio."

(2) On page 65 under "Investment  Objectives and Policies - AST Goldman Sachs Mid-Cap Growth Portfolio - Principal  Investment Policies
and Risks," the fourth full paragraph beginning with the sentence "The Portfolio is non-diversified", should be deleted.

(3) The fifth full paragraph on page 122 under  "Management of the Trust - Sub-advisors - Deutsche Asset  Management,  Inc.," should be replaced with the following:

         "Janet Campagna and Robert Wang are the co-portfolio  managers for the AST DeAM International  Equity Portfolio,  the
         AST DeAM Small-Cap Growth Portfolio,  the AST DeAM Large-Cap Growth Portfolio, the AST DeAM Small-Cap Value Portfolio
         and the AST DeAM Large-Cap Value Portfolio since May 2003. Ms.  Campagna,  a Managing  Director,  joined DAMI in 1999 and is head of global and tactical asset allocation.  Prior to joining DAMI, she served as investment  strategist and manager of the asset  allocation  strategies  group for  Barclays  Global  Investors  from 1994 to 1999.  Mr. Wang, a
         Managing  Director,  joined DAMI in 1995 as portfolio  manager for asset  allocation  and serves as senior  portfolio manager for multi asset class quantitative strategies."

                                                  American Skandia Trust
                Supplement dated May 16, 2003 to the Statement of Additional Information dated May 1, 2003

(1) In the table on page 248 under  "Organization  and  Management of the Trust - Independent  Trustees,"  the Position for
David R. Odenath,  Jr. should read "Trustee and President"  and Length of Time Served should read "Elected by  shareholders on April 3, 2003;  President  since May 2003." In the same table,  the Position  for Robert F. Gunia  should read  "Trustee and Vice  President" and Length of Time Served should read "Elected by  shareholders on April 3, 2003; Vice President since
May 2003." In the same table,  the Position for Wade A. Dokken  should read  "Former  President  and Trustee" and Length of
Time Served should read "President June 2001-May 2003; Trustee March 2002-May 2003."

(2) The table on page 249 under  "Organization  and Management of the Trust - Trust  Officers"  should be replaced with the following:

------------------------------ -------------- ---------------- -------------------------------- ------------------------------

                                                               Number of Portfolios in Fund
                                              Length of Time   Complex Overseen by Director*
                                                 Served(1)
Name, Age and Address            Position                                                         Other Directorships Held
------------------------------ -------------- ---------------- -------------------------------- ------------------------------
------------------------------ -------------- ---------------- -------------------------------- ------------------------------
Richard G. Davy, Jr.           Assistant      Assistant
(54)                           Treasurer      Treasurer                      N/A                            None
                                              since       May
                                              2003;
                                              Treasurer
                                              March   1995  -
                                              May 2003
------------------------------ -------------- ---------------- -------------------------------- ------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years: Mr. Davy has served as Vice President of ASISI since June 1997.  Prior to that, he served as Controller of ASISI from September 1994 until June 1997.
------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- --------------- ------------------------------------ ------------------------------
Edward P. Macdonald        Assistant       Assistant
(35)                       Secretary       Secretary                       N/A                              None
                                           since May
                                           2003;
                                           Secretary
                                           November 2000
                                           - May 2003;
                                           Anti-Money
                                           Laundering
                                           Officer
                                           September
                                           2002 - May
                                           2003
-------------------------- --------------- --------------- ------------------------------------ ------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years: Mr. Macdonald has served as Chief Counsel, Investment Management since July 2002.
From September 2000 until July 2002 he served as Senior Counsel, Securities of ASI.  From December 1999 until August 2000 he served as Counsel of ASI.  From April 1999 until December 1999 he served as Senior Associate Counsel of ASI.  Prior to that, he was Branch Chief, Senior Counsel and Attorney at the U.S. Securities and Exchange Commission from October 1994 to April
1999.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ -------------- ---------------- -------------------------------- ------------------------------
Marguerite E.H. Morrison (47)  Secretary      Secretary
                                              since May 2003                 N/A                            None
------------------------------ -------------- ---------------- -------------------------------- ------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years: Vice President and Chief Legal Officer - Mutual Funds and Unit Investment Trusts
(since August 2000) of Prudential; Senior Vice President and Assistant Secretary (since February 2001) of PI; Vice President and Assistant Secretary of PIMS (since October 2001); Vice President and Associate General Counsel (December 1996-February
2001) of PI; Vice President and Associate General Counsel (September 1987-September 1996) of Prudential Securities.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ -------------- ---------------- -------------------------------- ------------------------------
Maryanne Ryan (38)             Anti-Money     Anti-Money
                               Laundering     Laundering                     N/A                            None
                               Officer        Officer   since
                                              May 2003
------------------------------ -------------- ---------------- -------------------------------- ------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years: Vice President, Prudential (since November 1998); First Vice President, Prudential
Securities (March 1997-May 1998).
------------------------------------------------------------------------------------------------------------------------------
------------------------------ -------------- ---------------- -------------------------------- ------------------------------
Grace C. Torres (43)           Treasurer      Treasurer
                                              since May 2003                 N/A                            None
------------------------------ -------------- ---------------- -------------------------------- ------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years: Senior Vice President (since January 2000) of PI; First Vice President (December
1996-January 2000) of PI; First Vice President (March 1993-1999) of Prudential Securities.
------------------------------------------------------------------------------------------------------------------------------

(3) The third full  paragraph on page 250 under  "Organization  and  Management  of the Trust - Trust  Officers"  should be replaced with the following:

         "(2) Unless  otherwise  indicated,  each  officer  and Trustee  listed  above has held  his/her  principal occupation for at least the last five years.  In addition to the principal  occupations  noted above,  the following  officers  and  Trustees  of the Trust hold  various  positions  with ASISI and its  affiliates,
         including  American  Skandia  Advisory  Services,   Inc.   ("ASASI"),   American  Skandia  Life  Assurance
         Corporation  ("ASLAC"),  American  Skandia  Fund  Services,  Inc.  ("ASFS")  American  Skandia  Marketing,
         Incorporated ("ASM"),  American Skandia Information Services and Technology  Corporation ("ASIST") or ASI:
         Mr.  Odenath also serves as Chief  Executive  Officer and Director of Skandia U.S. Inc.,  Chief  Executive
         Officer and Director of ASI, Chief  Executive  Officer and Director of ASLAC,  President & Chief Executive
         Officer and Director of ASM, Chief  Executive  Officer and Director of ASIST,  Executive Vice President of
         ASISI,  and Executive Vice  President of ASASI.  Mr. Gunia also serves as Executive Vice President & Chief
         Administrative  Officer and Director of ASISI,  Executive  Vice President & Chief  Administrative  Officer
         and Director of ASASI,  and Executive  Vice  President and Director of ASFS.  Ms.  Morrison also serves as
         Senior Vice President & Secretary of ASISI,  Senior Vice  President & Secretary of ASASI,  and Senior Vice
         President  &  Secretary  of ASFS.  Ms.  Ryan also  serves as Chief  Anti-Money  Laudering  Officer of ASM,
         Anti-Money  Laundering  Officer of ASISI,  and  Anti-Money  Laundering  Officer of ASASI.  Ms. Torres also serves as Senior Vice  President & Assistant  Treasurer  of ASISI,  and Senior Vice  President & Assistant
         Treasurer  of ASASI.  Mr. Davy also serves as Vice  President of ASISI and Vice  President  of ASASI.  Mr.
         Macdonald  also serves as Vice  President & Assistant  Secretary  of ASISI and Vice  President & Assistant
         Secretary of ASASI."